Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES

NOTE 11: INCOME TAXES

Our deferred tax assets are primarily related to net federal and state operating loss carryforwards (NOLs). We have substantial NOLs that are limited in its usage by IRC Section 382. IRC Section 382 generally imposes an annual limitation on the amount of NOLs that may be used to offset taxable income when a corporation has undergone significant changes in stock ownership within a statutory testing period. We have performed a preliminary analysis of the annual NOL carryforwards and limitations that are available to be used against taxable income. Based on the history of losses of the Company, there continues to be a full valuation allowance against the net deferred tax assets of the Company.

For the three months ended March 31, 2018, we reported tax expense of $46 including $40 resulting from the goodwill on the acquisition of Wireless Ronin Technologies. The net deferred liability at March 31, 2018 of $589 represents the liability relating to indefinite lived assets, which is not more likely than not to be offset by the Company’s deferred tax assets.

The Tax Reform Act was signed into law on December 22, 2017. Among other things, the Tax Reform Act reduced the U.S. federal corporate tax rate from 35.0 percent to 21.0 percent effective for tax years beginning after December 31, 2017. We applied the guidance in the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin No. 118 ("SAB 118") when accounting for the enactment date effects of the Tax Reform Act. Accordingly, we remeasured our deferred taxes as of December 31, 2017 to reflect the reduced rate that will apply in future periods when these deferred taxes are settled or realized, resulting in a one-time $0.2 million net tax benefit in 2017. Upon further analyses of certain aspects of the Tax Reform Act and refinement of our calculations during the three months ended March 31, 2018, we made no adjustments to our provisional amounts recorded. We consider the accounting for the enactment-date remeasurement of deferred tax assets and liabilities to be complete as of March 31, 2018.

NOTE 9: INCOME TAXES

Our gross deferred tax assets are primarily related to net federal and state operating loss carryforwards (NOLs). We have substantial NOLs that are limited in its usage by IRC Section 382. IRC Section 382 generally imposes an annual limitation on the amount of NOLs that may be used to offset taxable income when a corporation has undergone significant changes in stock ownership within a statutory testing period. We have performed a preliminary analysis of the annual NOL carryforwards and limitations that are available to be used against taxable income. The estimated federal NOL carryforward after application of the IRC Section 382 limitation is $19.3 million and foreign NOL carryforward is $7.0 million as of December 31, 2017.

The Tax Cuts and Jobs Act (Tax Act) was enacted on December 22, 2017 and introduces significant changes to the U.S. income tax law. Effective in 2018, the Tax Act reduces U.S. statutory tax rates from 35% to 21%. Accordingly, we remeasured our deferred taxes as of December 31, 2017 to reflect the reduced rate that will apply in future periods when these deferred taxes are settled or realized, resulting in a one-time $0.2 million net tax benefit in 2017.

Due to the timing of the enactment and the complexity involved in applying the provisions of the Tax Act, we have made reasonable estimates of the effects and recorded provisional amounts in our financial statements as of December 31, 2017. As we collect and prepare necessary data, and interpret the Tax Act and any additional guidance issued by the Internal Revenue Service, and other standard-setting bodies, we may make adjustments to the provisional amounts. Those adjustments may materially impact our provision for income taxes and effective tax rate in the period in which adjustments are made. The accounting for the tax effects of the Tax Act will be completed in 2018.

A summary of the deferred tax assets and liabilities is included below:

	December 31,
	2017	2016

Deferred tax assets (liabilities):
Reserves	$12	$35
Property and equipment	80	171
Accrued expenses	619	1,034
Severance	56	39
Non-qualified stock options	268	420
Net foreign carryforwards	1,906	1,844
Net operating loss and credit carryforwards	6,801	8,054
Intangibles	605	907

Total deferred tax assets	10,347	12,504
Valuation allowance	(10,896)	(13,114)

Net deferred tax liabilities	$(549)	$(610)

	Year ended December 31,
	2017	2016
Tax provision summary
State income tax	$21	$18
Deferred tax benefit, release of valuation allowance	-	(635)
Deferred tax benefit - federal	2,382	(1,101)
Deferred tax benefit - state	(149)	(89)
Deferred tax benefit - foreign	(75)	(453)
Change in valuation allowance	(2,218)	1,895
Tax (benefit)/expense	$(39)	$(365)

A reconciliation of the statutory income tax rate to the effective income tax rates as a percentage of income before income taxes is as follows:

	2017	2016
Federal statutory rate	-34.00%	-34.00%
State taxes	-2.44%	-2.75%
Foreign rate differential	-0.08%	3.11%
Other	3.55%	1.68%
Impact of Tax Act	3.10%	0%
Changes in valuation allowance	-37.79%	36.72%
Effective tax rate	-67.66%	4.80%